Schedule of Potential Liability (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Low range, rate	0.50%
Medium range, rate	1.00%
High range, rate	5.00%
Percentage of probability		5.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of probability		0.50%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of probability		1.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of probability		5.00%